Accounts Receivable, Net (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Accounts receivable	$ 8,869,747	$ 5,771,008
Accounts Receivable [Member]
Accounts receivable	$ 8,700,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk, Percentage	97.40%